Note Payable (Details) - USD ($) $ in Millions		3 Months Ended
	Jan. 23, 2025	Mar. 31, 2025
Note Payable (Details) [Line Items]
Interest expense		$ 1.1
Stock Purchase Agreement [Member]
Note Payable (Details) [Line Items]
Financing Purchase Price	$ 15.0
Net Proceeds Raised In Financing To Pay First Installment Of Repurchase Price	$ 13.0
Description Of Termination Agreement	the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provided the Company with the right to terminate the January 2025 SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the January 2025 SPA (April 23, 2025).
Cost Of Damages Amount	$ 16.5
Termination Payment As Interest Expense	$ 16.5